Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - Fair value of plan assets [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets at January 1	₩ 1,750,783	₩ 1,621,041
Expected return on plan assets	64,378	41,797
Remeasurements (before tax)	(30,044)	(15,483)
Contributions by employer directly to plan assets	371,398	201,417
Benefit payments	(107,828)	(97,989)
Fair value of plan assets at December 31	₩ 2,048,687	₩ 1,750,783